Summary of Significant Accounting Policies - Schedule of Depreciates Property and Equipment using the Straight-Line Method (Details)	Jun. 30, 2025
Office Equipment [Member] | Minimum [Member]
Schedule of Depreciates Property and Equipment using the Straight-Line Method [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Office Equipment [Member] | Maximum [Member]
Schedule of Depreciates Property and Equipment using the Straight-Line Method [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Computers [Member] | Minimum [Member]
Schedule of Depreciates Property and Equipment using the Straight-Line Method [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computers [Member] | Maximum [Member]
Schedule of Depreciates Property and Equipment using the Straight-Line Method [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixture [Member] | Minimum [Member]
Schedule of Depreciates Property and Equipment using the Straight-Line Method [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixture [Member] | Maximum [Member]
Schedule of Depreciates Property and Equipment using the Straight-Line Method [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Motor Vehicle [Member]
Schedule of Depreciates Property and Equipment using the Straight-Line Method [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Leasehold Improvement [Member]
Schedule of Depreciates Property and Equipment using the Straight-Line Method [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the remaining term of the lease or 3 years, whichever is shorter